Prepayments and Other Current Assets (Details) $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		¥ 441,115,000	¥ 313,342,000
Prepayment for royalties, revenue sharing cost		1,304,827,000	360,499,000
Interest receivable		257,636,000	305,063,000
Prepayments of content and marketing cost and other operational expenses		158,314,000	113,294,000
Prepayment for sales tax		125,806,000	105,096,000
Bridge loans in connection with ongoing investments		35,510,000	57,168,000
Deposits to vendors		34,894,000	69,961,000
Employee advances		38,363,000	27,118,000
Wangyibao operating funds held by third party online payment platform settlement service providers		5,457,000	22,777,000
Advance to suppliers		179,390,000	3,900,000
Others		114,198,000	45,450,000
Prepayments and other current assets	$ 416,115	2,695,510,000	1,423,668,000
Staff housing loans outstanding repayable within 12 months		34,100,000	24,700,000
Advances were made directly or indirectly to the executive officers for their personal benefit		¥ 0	¥ 0